File No. 333-63256

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 1

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 545
           IBBOTSON CORNERSTONE EQUITY STYLE PORTFOLIO
           IBBOTSON CENTERPIECE EQUITY STYLE PORTFOLIO
            IBBOTSON PINNACLE EQUITY STYLE PORTFOLIO
                      (Exact Name of Trust)

                  First Trust Portfolios, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


       First Trust Portfolios, L.P.  CHAPMAN AND CUTLER
       Attn:  James A. Bowen         Attn:  Eric F. Fess
       1001 Warrenville Road         111 West Monroe Street
       Lisle, Illinois  60532        Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  September 30, 2002
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                                     FT 545
                 IBBOTSON(R) CORNERSTONE EQUITY STYLE PORTFOLIO
                                 1,736,068 UNITS



PROSPECTUS
Part One
Dated September 30, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 545, Ibbotson(R) Cornerstone Equity Style Portfolio (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies selected by applying the asset allocation knowledge of Ibbotson Associates and the stock selection expertise of First Trust Portfolios L.P. (formerly, Nike Securities L.P.). At August 1, 2002, each Unit represented a 1/1,736,068 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At August 1, 2002, the Public Offering Price per Unit was $7.476 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 545
                 IBBOTSON(R) CORNERSTONE EQUITY STYLE PORTFOLIO
            SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 1, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION

Number of Units                                                      1,736,068
Fractional Undivided Interest in the Trust per Unit                1/1,736,068
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $12,588,634
   Aggregate Value of Securities per Unit                               $7.251
   Income and Principal cash (overdraft) in the Portfolio               $1,794
   Income and Principal cash (overdraft) per Unit                        $.001
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including Income and Principal Cash)                                $.224
   Public Offering Price per Unit                                       $7.476
Redemption Price and Sponsor Repurchase Price per Unit
   ($.224 less than the Public Offering Price per Unit)                 $7.252

Date Trust Established                                           June 26, 2001
Mandatory Termination Date                                       June 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0075 per Unit.
Deferred Sales Charge: $.060 per unit over the life of the Trust, maximum of ..70% of the Public Offering Price per Unit.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 5,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 545,
Ibbotson(R) Cornerstone Equity Style Portfolio


We have audited the statement of assets and liabilities of FT 545, Ibbotson(R) Cornerstone Equity Style Portfolio (the "Trust"), including the schedule of investments, as of May 31, 2002, and the related statements of operations and of changes in net assets for the period from June 26, 2001 (Initial Date of Deposit) to May 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 545, Ibbotson(R) Cornerstone Equity Style Portfolio, at May 31, 2002, and the results of its operations and changes in its net assets for the period from June 26, 2001 (Initial Date of Deposit) to May 31, 2002, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
September 16, 2002

                                     FT 545
                 IBBOTSON(R) CORNERSTONE EQUITY STYLE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2002


ASSETS

Securities, at fair value (cost, $16,253,641)                     $15,928,008
Cash                                                                   80,579
Dividends receivable                                                   22,864
Unit subscriptions receivable                                         425,920
                                                                  -----------
TOTAL ASSETS                                                      $16,457,371
                                                                  ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                  $ 20,471
Liability for deferred sales charge                                     1,626
Liability for organization costs                                       16,255
                                                                  -----------
TOTAL LIABILITIES                                                      38,352
                                                                  -----------

Net assets, applicable to 1,833,568 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                            16,253,641
   Net unrealized appreciation (depreciation)                        (325,633)
   Distributable funds (deficit)                                      526,414
   Less deferred sales charge                                         (18,730)
   Less organization costs                                            (16,673)
                                                                  -----------
                                                                   16,419,019
                                                                  -----------

TOTAL LIABILITIES AND NET ASSETS                                  $16,457,371
                                                                  ===========

Net asset value per unit                                               $8.955
                                                                  ===========


See notes to financial statements.

                                     FT 545
                 IBBOTSON(R) CORNERSTONE EQUITY STYLE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2002

 Number                                                                Fair
of Shares       Name of Issuer of Equity Securities (1)                Value

                SMALL-CAP GROWTH COMPANIES:
                CAPITAL GOODS - 0.5%
                -------------
  3,728         C&D Technologies, Inc.                                 $80,935
                CONSUMER CYCLICALS - 1.6%
                ------------------
  2,886         Harman International Industries, Incorporated          159,596
  1,691(3)      International Game Technology                          105,688
                ENERGY - 1.2%
                ------
  4,287         Cal Dive International, Inc.                           103,317
  2,322         Stone Energy Corporation                                95,550
                FINANCIAL - 0.7%
                ---------
  8,313(5)      Sterling Bancshares, Inc.                              120,289
                HEALTHCARE - 1.6%
                ----------
  2,042         Medicis Pharmaceutical Corporation                      94,647
  1,903         ResMed Inc.                                             52,237
  3,800         Techne Corporation                                     119,358
                TECHNOLOGY - 1.5%
                ----------
  2,390         BARRA, Inc.                                            106,212
  5,273         CTS Corporation                                         83,841
  2,248         Mercury Computer Systems, Inc.                          61,528
                SMALL-CAP VALUE COMPANIES:
                BASIC MATERIALS - 0.8%
                ---------------
  2,182         Simpson Manufacturing Co., Inc.                        137,466
                CAPITAL GOODS - 0.6%
                -------------
  3,661         Electro Scientific Industries, Inc.                     96,504
                CONSUMER CYCLICALS - 2.9%
                ------------------
  7,464(5)      Monaco Coach Corporation                               189,586
  6,747         Nautica Enterprises, Inc.                               87,576
  6,740(6)      Toll Brothers, Inc.                                    198,830
                CONSUMER STAPLES - 0.9%
                ----------------
  3,166         The Scotts Company                                     148,327
                ENERGY - 0.5%
                ------
  6,681         Vintage Petroleum, Inc.                                 77,834
                FINANCIAL - 2.0%
                ---------
  5,834         Community First Bankshares, Inc.                       158,743
  4,855(8)      First BanCorp.                                         172,887

                                     FT 545
                 IBBOTSON(R) CORNERSTONE EQUITY STYLE PORTFOLIO

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2002


 Number                                                                Fair
of Shares       Name of Issuer of Equity Securities (1)                Value

                TECHNOLOGY - 2.0%
                ----------
  4,648         Bel Fuse Inc. (Class B)                               $124,566
  6,184(6)      CACI International Inc.                                208,277
                UTILITIES - 0.7%
                ---------
  4,431         Energen Corporation                                    120,612
                MID-CAP GROWTH COMPANIES:
                CAPITAL GOODS - 1.2%
                -------------
  3,238(6)      L-3 Communications Holdings, Inc.                      204,318
                CONSUMER CYCLICALS - 1.6%
                ------------------
  2,954         Abercrombie & Fitch Co.                                 85,666
  3,370         CDW Computer Centers, Inc.                             175,746
                CONSUMER STAPLES - 1.0%
                ----------------
  6,051(6)      McCormick & Company, Incorporated                      158,899
                ENERGY - 0.9%
                ------
  4,148         BJ Services Company                                    155,633
                FINANCIAL - 0.9%
                ---------
  2,808         TCF Financial Corporation                              143,938
                HEALTHCARE - 1.6%
                ----------
  1,903         Barr Laboratories, Inc.                                126,626
  2,533(6)      Express Scripts, Inc.                                  133,869
                TECHNOLOGY - 4.0%
                ----------
  3,513(6)      Affiliated Computer Services, Inc.                     195,463
  6,474         Cadence Design Systems, Inc.                           124,689
  4,500         SunGard Data Systems, Inc.                             126,540
  6,333(6)      Symantec Corporation                                   217,665
                MID-CAP VALUE COMPANIES:
                BASIC MATERIALS - 0.7%
                ---------------
  4,363         Cabot Corporation                                      107,461
                CAPITAL GOODS - 0.9%
                -------------
  4,217         Precision Castparts Corp.                              148,059
                CONSUMER CYCLICALS - 2.3%
                ------------------
  3,800         Jones Apparel Group, Inc.                              151,468
  5,627         Outback Steakhouse, Inc.                               222,998
                CONSUMER STAPLES - 1.4%
                ----------------
  6,180(6)      Dean Foods Co. (formerly, Suiza Foods Corporation)     225,570

                                     FT 545
                 IBBOTSON(R) CORNERSTONE EQUITY STYLE PORTFOLIO

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2002


 Number                                                                Fair
of Shares       Name of Issuer of Equity Securities (1)                Value

                ENERGY - 0.7%
                ------
  2,974(4)      Valero Energy Corp.                                   $117,473
                FINANCIAL - 3.2%
                ---------
  3,090         AmeriCredit Corp.                                      108,459
  4,148         GreenPoint Financial Corp.                             212,212
  3,869         Radian Group Inc.                                      210,087
                HEALTHCARE - 1.1%
                ----------
  5,697         Mylan Laboratories Inc.                                176,265
                TECHNOLOGY - 0.7%
                ----------
  9,849(2)      Sanmina - SCI Corp.                                    113,264
                UTILITIES - 0.4%
                ---------
  5,202         Aquila Inc. (formerly, UtiliCorp United Inc.)           67,366
                LARGE-CAP GROWTH COMPANIES:
                CAPITAL GOODS - 1.6%
                -------------
  8,223         General Electric Company                               256,064
                CONSUMER CYCLICALS - 3.0%
                ------------------
 14,841         The Interpublic Group of Companies, Inc.               489,753
                CONSUMER STAPLES - 6.5%
                ----------------
  7,308         Kimberly-Clark Corporation                             474,435
  6,541         The Procter & Gamble Company                           585,744
                FINANCIAL - 2.6%
                ---------
  6,824         Capital One Financial Corporation                      426,091
                HEALTHCARE - 7.2%
                ----------
  8,018         Johnson & Johnson                                      491,904
  6,118         Merck & Co., Inc.                                      349,338
  9,776         Pfizer Inc.                                            338,250
                  TECHNOLOGY - 4.7%
                  ----------
  7,806         AOL Time Warner Inc.                                   145,972
 14,560         EMC Corporation                                        105,560
  5,975         Microsoft Corporation                                  304,187
 22,999         Tellabs, Inc.                                          222,170
                LARGE-CAP VALUE COMPANIES:
                BASIC MATERIALS - 2.8%
                ---------------
 13,083         Alcoa Inc.                                             457,643

                                     FT 545
                 IBBOTSON(R) CORNERSTONE EQUITY STYLE PORTFOLIO

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2002


 Number                                                                Fair
of Shares       Name of Issuer of Equity Securities (1)                Value

                CAPITAL GOODS - 1.3%
                -------------
  9,426(8)      Tyco International Ltd.                               $206,901
                COMMUNICATION SERVICES - 0.4%
                ----------------------
 35,661(7)      WorldCom, Inc. - WorldCom Group                         59,197
                CONSUMER CYCLICALS - 2.1%
                ------------------
 19,835         Ford Motor Company                                     350,088
                CONSUMER STAPLES - 3.6%
                ----------------
 10,338         Philip Morris Companies Inc.                           591,851
                ENERGY - 2.8%
                ------
  5,202         ChevronTexaco Corp. (formerly, Chevron Corporation)    453,875
                FINANCIAL - 8.7%
                ---------
  5,834         Fannie Mae                                             466,778
 12,591         FleetBoston Financial Corporation                      443,707
 13,427         Washington Mutual, Inc.                                521,907
                HEALTHCARE - 4.4%
                ----------
  8,018         UnitedHealth Group Incorporated                        728,034
                TECHNOLOGY - 2.7%
                ----------
 16,738         Agilent Technologies, Inc.                             441,381
                UTILITIES - 2.5%
                ---------
 12,591         Duke Energy Corporation                                403,038
                                                                   -----------

                Total investments (total cost $16,253,641) - 97%   $15,928,008
                                                                   ===========

                                     FT 545
                 IBBOTSON(R) CORNERSTONE EQUITY STYLE PORTFOLIO

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2002



(1)   Percentages are calculated based on net assets.

(2) In December 2001, SCI Systems, Inc. ("SCI"), one of the Trust's original holdings, was acquired by Sanmina Corp. ("Sanmina"). Each shareholder of SCI received 1.36 shares of Sanmina for each share of SCI held. Concurrently, Sanmina changed its name to Sanmina - SCI Corp.

(3) In December 2001, Anchor Gaming ("Anchor"), one of the Trust's original holdings, was acquired by International Game Technology ("International Game"). Each shareholder of Anchor received one share of International Game for each share of Anchor held.

(4) In January 2002, Ultramar Diamond Shamrock Corporation ("Ultramar"), one of the Trust's original holdings, was acquired by Valero Energy Corp. ("Valero"). Each shareholder of Ultramar received $16.32 and .9265 shares of Valero for each share of Ultramar held.

(5)   The number of shares reflects the effect of a three for two stock split.

(6)   The number of shares reflects the effect of a two for one stock split.

(7) On July 1, 2002, the Trust sold all of its shares in WorldCom, Inc. - WorldCom Group.

(8) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 545
                 IBBOTSON(R) CORNERSTONE EQUITY STYLE PORTFOLIO

                             STATEMENT OF OPERATIONS


                                                                   Period from
                                                                  June 26, 2001
                                                                (Initial Date of
                                                                   Deposit) to
                                                                   May 31, 2002

Dividend income (net of foreign taxes withheld
   of $16)                                                           $107,778

Expenses:
   Trustee and other service fees                                     (20,139)
   Evaluator's fees                                                    (2,271)
   Supervisory fees                                                    (2,821)
   Administrative fees                                                 (1,065)
   Creation and development fees                                      (30,047)
   Other expenses                                                      (4,040)
                                                                    ----------
   Total expenses                                                     (60,383)
                                                                    ----------
     Investment income (loss) - net                                    47,395

Net gain (loss) on investments:
   Net realized gain (loss)                                            38,708
   Change in net unrealized appreciation
     (depreciation)                                                  (325,633)
                                                                    ----------
                                                                       (286,925)
                                                                    ----------

Net increase (decrease) in net assets
   resulting from operations                                        $(239,530)
                                                                    ==========


See notes to financial statements.

                                     FT 545
                 IBBOTSON(R) CORNERSTONE EQUITY STYLE PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    Period from
                                                                   June 26, 2001
                                                                (Initial Date of
                                                                    Deposit) to
                                                                   May 31, 2002
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                                     $47,395
   Net realized gain (loss) on investments                             38,708
   Change in net unrealized appreciation
     (depreciation) on investments                                   (325,633)
                                                                  -----------
   Net increase (decrease) in net assets
     resulting from operations                                       (239,530)
                                                                  -----------

Units issued                                                       16,537,348
   Deferred sales charge                                              (18,730)
   Organization costs                                                 (16,348)
                                                                  -----------
   Total                                                           16,502,270
                                                                  -----------

Unit redemptions                                                            -

Distributions to unit holders:
   Investment income - net                                            (35,252)
   Principal from investment transactions                             (50,705)
                                                                  -----------
   Total distributions                                                (85,957)
                                                                  -----------
Total increase (decrease) in net assets                            16,176,783

Net assets:
   Beginning of the period                                            242,236
                                                                  -----------
   End of the period                                              $16,419,019
                                                                  ===========
Distributable funds (deficit) at end of the period                   $526,414
                                                                  ===========
Trust units:
   Beginning of the period                                             25,006
   Issued                                                           1,808,562
   Redemptions                                                              -
                                                                  -----------
   End of the period                                                1,833,568
                                                                  ===========


See notes to financial statements.

                                     FT 545
                 IBBOTSON(R) CORNERSTONE EQUITY STYLE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS


1.   Organization

FT 545, Ibbotson(R) Cornerstone Equity Style Portfolio (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies selected by applying the asset allocation knowledge of Ibbotson Associates and the stock selection expertise of First Trust Portfolios L.P. (formerly, Nike Securities L.P.).


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of a unit holder's initial investment.

The Trust pays a license fee quarterly to Ibbotson Associates for the use of certain trademarks and trade names. This fee is included in other expenses.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $16,673, of which, $418 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2002 follows:


               Unrealized depreciation                         $(1,705,400)
               Unrealized appreciation                           1,379,767
                                                               -----------
                                                                 $(325,633)
                                                               ===========


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, plus a deferred sales charge of $.060 per unit over the life of the Trust, which is to be paid to the Sponsor on the 20th of each month, beginning July 20, 2001, and continuing through the life of the Trust.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                            Period from
                                                           June 26, 2001
                                                         (Initial Date of
                                                            Deposit) to
                                                           May 31, 2002


Dividend income                                                $.105
Expenses                                                       (.059)
                                                              ------
     Investment income (loss) - net                             .046

Distributions to unit holders:
   Investment income - net                                     (.031)
   Principal from investment transactions                      (.030)

Net gain (loss) on investments                                 (.717)
                                                              ------
     Total increase (decrease) in net assets                   (.732)

Net assets:
   Beginning of the period                                     9.687
                                                              ------

   End of the period                                          $8.955
                                                              ======

Total return                                                  (6.93)%
Ratio of total expenses to average net assets                   .63%
Ratio of net investment income (loss) to
   average net assets                                           .49%

                                     FT 545
                 IBBOTSON(R) CORNERSTONE EQUITY STYLE PORTFOLIO

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York  11245

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 545
                 IBBOTSON(R) CENTERPIECE EQUITY STYLE PORTFOLIO
                                  451,507 UNITS



PROSPECTUS
Part One
Dated September 30, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 545, Ibbotson(R) Centerpiece Equity Style Portfolio (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies selected by applying the asset allocation knowledge of Ibbotson Associates and the stock selection expertise of First Trust Portfolios L.P. (formerly, Nike Securities L.P.). At August 1, 2002, each Unit represented a 1/451,507 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At August 1, 2002, the Public Offering Price per Unit was $7.693 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 545
                 IBBOTSON(R) CENTERPIECE EQUITY STYLE PORTFOLIO
            SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 1, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                        451,507
Fractional Undivided Interest in the Trust per Unit                  1/451,507
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $3,372,435
   Aggregate Value of Securities per Unit                               $7.469
   Income and Principal cash (overdraft) in the Portfolio             $(3,258)
   Income and Principal cash (overdraft) per Unit                      $(.007)
   Sales Charge 3.093% (3.0% of Public Offering Price
     including Income and Principal Cash)                                $.231
   Public Offering Price per Unit                                       $7.693
Redemption Price and Sponsor Repurchase Price per Unit
   ($.231 less than the Public Offering Price per Unit)                 $7.462

Date Trust Established                                           June 26, 2001
Mandatory Termination Date                                       June 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0075 per Unit.
Deferred Sales Charge: $.060 per Unit over the life of the Trust, maximum of ..70% of the Public Offering Price per Unit.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 5,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 545,
Ibbotson(R) Centerpiece Equity Style Portfolio


We have audited the statement of assets and liabilities of FT 545, Ibbotson(R) Centerpiece Equity Style Portfolio (the "Trust"), including the schedule of investments, as of May 31, 2002, and the related statements of operations and of changes in net assets for the period from June 26, 2001 (Initial Date of Deposit) to May 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 545, Ibbotson(R) Centerpiece Equity Style Portfolio, at May 31, 2002, and the results of its operations and changes in its net assets for the period from June 26, 2001 (Initial Date of Deposit) to May 31, 2002, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
September 16, 2002

                                     FT 545
                 IBBOTSON(R) CENTERPIECE EQUITY STYLE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2002


ASSETS

Securities, at fair value (cost, $4,657,183)                       $4,521,187
Cash                                                                   26,795
Dividends receivable                                                    8,362
                                                                   ----------
TOTAL ASSETS                                                       $4,556,344
                                                                   ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                  $  7,038
Liability for deferred sales charge                                       450
Liability for organization costs                                        3,497
                                                                   ----------
TOTAL LIABILITIES                                                      10,985
                                                                   ----------

Net assets, applicable to 500,757 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                             4,657,183
   Net unrealized appreciation (depreciation)                        (135,996)
   Distributable funds (deficit)                                       32,902
   Less deferred sales charge                                          (5,033)
   Less organization costs                                             (3,697)
                                                                   ----------
                                                                    4,545,359
                                                                   ----------

TOTAL LIABILITIES AND NET ASSETS                                   $4,556,344
                                                                   ==========

Net asset value per unit                                               $9.077
                                                                   ==========


See notes to financial statements.

                                     FT 545
                 IBBOTSON(R) CENTERPIECE EQUITY STYLE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2002


 Number                                                                Fair
of Shares       Name of Issuer of Equity Securities (1)                Value

                SMALL-GAP GROWTH COMPANIES:
                CAPITAL GOODS - 0.4%
                -------------
    755         C&D Technologies, Inc.                                 $16,391
                CONSUMER CYCLICALS - 1.2%
                ------------------
    337(3)      International Game Technology                           21,062
    597         Harman International Industries, Incorporated           33,014
                ENERGY - 0.9%
                ------
    875         Cal Dive International, Inc.                            21,087
    457         Stone Energy Corporation                                18,806
                FINANCIAL - 0.5%
                ---------
  1,702(7)      Sterling Bancshares, Inc.                               24,628
                HEALTHCARE - 1.2%
                ----------
    418         Medicis Pharmaceutical Corporation                      19,374
    404         ResMed Inc.                                             11,090
    780         Techne Corporation                                      24,500
                TECHNOLOGY - 1.1%
                ----------
    485         BARRA, Inc.                                             21,553
  1,076         CTS Corporation                                         17,108
    457         Mercury Computer Systems, Inc.                          12,508
                SMALL-CAP VALUE COMPANIES:
                BASIC MATERIALS - 0.6%
                ---------------
    418         Simpson Manufacturing Co., Inc.                         26,334
                CAPITAL GOODS - 0.4%
                -------------
    701         Electro Scientific Industries, Inc.                     18,478
                CONSUMER CYCLICALS - 2.0%
                ------------------
  1,405(7)      Monaco Coach Corporation                                35,687
  1,276         Nautica Enterprises, Inc.                               16,562
  1,277(6)      Toll Brothers, Inc.                                     37,672
                CONSUMER STAPLES - 0.6%
                ----------------
    597         The Scotts Company                                      27,969
                ENERGY - 0.3%
                ------
  1,257         Vintage Petroleum, Inc.                                 14,644
                FINANCIAL - 1.4%
                ---------
  1,097         Community First Bankshares, Inc.                        29,849
    914(9)      First BanCorp.                                          32,548

                                     FT 545
                 IBBOTSON(R) CENTERPIECE EQUITY STYLE PORTFOLIO

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2002


 Number                                                                Fair
of Shares       Name of Issuer of Equity Securities (1)                Value

                TECHNOLOGY - 1.4%
                ----------
    875         Bel Fuse Inc. (Class B)                                $23,450
  1,199(6)      CACI International Inc.                                 40,382
                UTILITIES - 0.5%
                ---------
    834         Energen Corporation                                     22,701
                MID-CAP GROWTH COMPANIES:
                CAPITAL GOODS - 0.8%
                -------------
    592(6)      L-3 Communications Holdings, Inc.                       37,355
                CONSUMER CYCLICALS - 1.1%
                ------------------
    559         Abercrombie & Fitch Co.                                 16,211
    637         CDW Computer Centers, Inc.                              33,220
                CONSUMER STAPLES - 0.7%
                ----------------
  1,154(6)      McCormick & Company, Incorporated                       30,304
                ENERGY - 0.6%
                ------
    780         BJ Services Company                                     29,266
                FINANCIAL - 0.6%
                ---------
    538         TCF Financial Corporation                               27,578
                HEALTHCARE - 1.1%
                ----------
    363         Barr Laboratories, Inc.                                 24,154
    485         Express Scripts, Inc.                                   25,632
                TECHNOLOGY - 2.7%
                ----------
    640(6)      Affiliated Computer Services, Inc.                      35,610
  1,217         Cadence Design Systems, Inc.                            23,439
    860         SunGard Data Systems, Inc.                              24,183
  1,197(6)      Symantec Corporation                                    41,141
                MID-CAP VALUE COMPANIES:
                BASIC MATERIALS - 0.5%
                ---------------
    901         Cabot Corporation                                       22,192
                CAPITAL GOODS - 0.7%
                -------------
    860         Precision Castparts Corp.                               30,195
                CONSUMER CYCLICALS - 1.7%
                ------------------
    780         Jones Apparel Group, Inc.                               31,091
  1,157         Outback Steakhouse, Inc.                                45,852
                CONSUMER STAPLES - 1.0%
                ----------------
  1,277(6)      Dean Foods Corporation
                   (formerly, Suiza Foods Corporation)                  46,611

                                     FT 545
                 IBBOTSON(R) CENTERPIECE EQUITY STYLE PORTFOLIO

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2002


 Number                                                                Fair
of Shares       Name of Issuer of Equity Securities (1)                Value

                ENERGY - 0.5%
                ------
    587(4)      Valero Energy Corporation                              $23,187
                FINANCIAL - 2.4%
                ---------
    637         AmeriCredit Corp.                                       22,359
    860         GreenPoint Financial Corp.                              43,998
    796         Radian Group Inc.                                       43,223
                HEALTHCARE - 0.8%
                ----------
  1,177         Mylan Laboratories Inc.                                 36,416
                TECHNOLOGY - 0.5%
                ----------
  2,035(2)      Sanmina - SCI Corporation                               23,402
                UTILITIES - 0.3%
                ---------
  1,076         Aquila, Inc. (formerly, UtiliCorp United Inc.)          13,934
                LARGE-CAP GROWTH COMPANIES:
                CAPITAL GOODS - 1.1%
                -------------
  1,598         General Electric Company                                49,762
                CONSUMER CYCLICALS - 2.1%
                ------------------
  2,893         The Interpublic Group of Companies, Inc.                95,469
                CONSUMER STAPLES - 4.6%
                ----------------
  1,440         Kimberly-Clark Corporation                              93,485
  1,276         The Procter & Gamble Company                           114,266
                FINANCIAL - 1.8%
                ---------
  1,335         Capital One Financial Corporation                       83,357
                HEALTHCARE - 5.1%
                ----------
  1,555         Johnson & Johnson                                       95,399
  1,198         Merck & Co., Inc.                                       68,406
  1,916         Pfizer Inc.                                             66,294
                TECHNOLOGY - 3.4%
                ----------
  1,519         AOL Time Warner Inc.                                    28,405
  2,853         EMC Corporation                                         20,684
  1,177         Microsoft Corporation                                   59,921
  4,514         Tellabs, Inc.                                           43,605
                LARGE-CAP VALUE COMPANIES:
                BASIC MATERIALS - 2.0%
                ---------------
  2,656         Alcoa Inc.                                              92,907

                                     FT 545
                 IBBOTSON(R) CENTERPIECE EQUITY STYLE PORTFOLIO

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2002


 Number                                                                Fair
of Shares       Name of Issuer of Equity Securities (1)                Value

                CAPITAL GOODS - 0.9%
                -------------
  1,895(9)      Tyco International Ltd.                                $41,595
                COMMUNICATION SERVICES - 0.3%
                ----------------------
  7,225         WorldCom, Inc. - WorldCom Group                         11,994
                CONSUMER CYCLICALS - 1.6%
                ------------------
  4,010         Ford Motor Company                                      70,776
                CONSUMER STAPLES - 2.6%
                ----------------
  2,094         Philip Morris Companies Inc.                           119,882
                ENERGY - 2.0%
                ------
  1,057         ChevronTexaco Corporation
                   (formerly, Chevron Corporation)                      92,223
                FINANCIAL - 6.4%
                ---------
  1,177         Fannie Mae                                              94,172
  2,553         FleetBoston Financial Corporation                       89,968
  2,734         Washington Mutual, Inc.                                106,271
                HEALTHCARE - 3.2%
                ----------
  1,615         UnitedHealth Group Incorporated                        146,642
                TECHNOLOGY - 2.0%
                ----------
  3,393         Agilent Technologies, Inc.                              89,473
                UTILITIES - 1.8%
                ---------
  2,553         Duke Energy Corporation                                 81,722
                INTERNATIONAL COMPANIES:
                FINLAND - 1.7%
                -------
  5,407         Nokia Oy (ADR)                                          75,049
                GERMANY - 3.3%
                -------
  3,252         BASF AG (ADR)                                          150,242
                JAPAN - 2.6%
                -----
  5,425(8)      Honda Motor Co., Ltd. (ADR)                            117,831
                SPAIN - 2.2%
                -----
  3,255(5)      Telefonica S.A. (ADR)                                  102,207
                SWITZERLAND - 6.2%
                -----------
  2,254         Nestle SA (ADR)                                        136,840
  3,430         Novartis AG (ADR)                                      146,873

                                     FT 545
                 IBBOTSON(R) CENTERPIECE EQUITY STYLE PORTFOLIO

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2002


 Number                                                                Fair
of Shares       Name of Issuer of Equity Securities (1)                Value

                THE NETHERLANDS - 4.0%
                ---------------
  3,672(6)      ING Groep N.V. (ADR)                                   $97,235
  3,892         Koninklijke Ahold N.V. (ADR)                            83,250
                UNITED KINGDOM - 10.1%
                --------------
  3,658(8)      Barclays Plc (ADR)                                     130,408
  2,276         BP Plc (ADR)                                           116,235
  4,271         Cadbury Schweppes Plc (ADR)                            125,781
  5,667         Vodafone Group Plc (ADR)                                84,608
                                                                    ----------

                Total investments (total cost $4,657,183) - 99.5%   $4,521,187
                                                                    ==========

                                     FT 545
                 IBBOTSON(R) CENTERPIECE EQUITY STYLE PORTFOLIO

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2002



(1)   Percentages are calculated based on net assets.

(2) In December 2001, SCI Systems, Inc. ("SCI"), one of the Trust's original holdings, was acquired by Sanmina Corp. ("Sanmina"). Each shareholder of SCI received 1.36 shares of Sanmina for each share of SCI held. Concurrently, Sanmina changed its name to Sanmina - SCI Corp.

(3) In December 2001, Anchor Gaming ("Anchor"), one of the Trust's original holdings, was acquired by International Game Technology ("International Game"). Each shareholder of Anchor received one share of International Game for each share of Anchor held.

(4) In January 2002, Ultramar Diamond Shamrock Corporation ("Ultramar"), one of the Trust's original holdings, was acquired by Valero Energy Corporation ("Valero"). Each shareholder of Ultramar received .9265 shares of Valero and $16.32, for each share of Ultramar held.

(5)   The number of shares reflects the effect of two 2% stock dividends.

(6)   The number of shares reflects the effect of a two for one stock split.

(7)   The number of shares reflects the effect of a three for two stock split.

(8)   The number of shares reflects the effect of a four for one stock split.

(9) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 545
                 IBBOTSON(R) CENTERPIECE EQUITY STYLE PORTFOLIO

                             STATEMENT OF OPERATIONS


                                                                   Period from
                                                                  June 26, 2001
                                                                (Initial Date of
                                                                  Deposit) to
                                                                  May 31, 2002

Dividend income (net of foreign taxes withheld
   of $3,940 in 2002)                                                 $35,469

Expenses:
   Trustee and other service fees                                      (4,832)
   Evaluator's fees                                                      (615)
   Supervisory fees                                                      (775)
   Administrative fees                                                   (299)
   Creation and development fees                                       (8,139)
   License fee                                                         (1,246)
   Other expenses                                                      (2,504)
                                                                    -----------
   Total expenses                                                     (18,410)
                                                                    -----------
     Investment income (loss) - net                                    17,059

Net gain (loss) on investments:
   Net realized gain (loss)                                             6,439
   Change in net unrealized appreciation
     (depreciation)                                                  (135,996)
                                                                    -----------
                                                                       (129,557)
                                                                    -----------

Net increase (decrease) in net assets
   resulting from operations                                        $(112,498)
                                                                    ==========


See notes to financial statements.

                                     FT 545
                 IBBOTSON(R) CENTERPIECE EQUITY STYLE PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    Period from
                                                                  June 26, 2001
                                                               (Initial Date of
                                                                   Deposit) to
                                                                  May 31, 2002

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                                     $17,059
   Net realized gain (loss) on investments                              6,439
   Change in net unrealized appreciation
     (depreciation) on investments                                   (135,996)
                                                                   ----------
   Net increase (decrease) in net assets
     resulting from operations                                       (112,498)
                                                                   ----------

Units issued                                                        4,441,535
   Deferred sales charge                                               (5,033)
   Organization costs                                                  (3,372)
                                                                   ----------
   Total                                                            4,433,130
                                                                   ----------

Unit redemptions                                                            -

Distributions to unit holders:
   Investment income - net                                             (7,404)
   Principal from investment transactions                              (9,977)
                                                                   ----------
   Total distributions                                                (17,381)
                                                                   ----------
Total increase (decrease) in net assets                             4,303,251

Net assets:
   Beginning of the period                                            242,108
                                                                   ----------
   End of the period                                               $4,545,359
                                                                   ==========
Distributable funds (deficit) at end of the period                    $32,902
                                                                   ==========
Trust units:
   Beginning of the period                                             24,993
   Issued                                                             475,764
   Redemptions                                                              -
                                                                   ----------
   End of the period                                                  500,757
                                                                   ==========


See notes to financial statements.

                                     FT 545
                 IBBOTSON(R) CENTERPIECE EQUITY STYLE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS


1.   Organization

FT 545, Ibbotson(R) Centerpiece Equity Style Portfolio (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies selected by applying the asset allocation knowledge of Ibbotson Associates and the stock selection expertise of First Trust Portfolios L.P. (formerly, Nike Securities L.P.).


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of a unit holder's initial investment.

The Trust pays a license fee quarterly to Ibbotson Associates for the use of certain trademarks and trade names.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $3,697, of which, $200 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2002 follows:


               Unrealized depreciation                           $(471,063)
               Unrealized appreciation                             335,067
                                                                 ---------
                                                                 $(135,996)
                                                                 =========


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, plus a deferred sales charge of $.060 per unit over the life of the Trust, which is to be paid to the Sponsor on the 20th of each month, beginning July 20, 2001, and continuing through the life of the Trust.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                            Period from
                                                           June 26, 2001
                                                         (Initial Date of
                                                            Deposit) to
                                                           May 31, 2002

Dividend income                                                $.129
Expenses                                                       (.067)
                                                              ------
     Investment income (loss) - net                             .062

Distributions to unit holders:
   Investment income - net                                     (.027)
   Principal from investment transactions                      (.022)

Net gain (loss) on investments                                 (.623)
                                                              ------
     Total increase (decrease) in net assets                   (.610)

Net assets:
   Beginning of the period                                     9.687
                                                              ------

   End of the period                                          $9.077
                                                              ======

Total return                                                  (5.79)%
Ratio of total expenses to average net assets                   .71%
Ratio of net investment income (loss) to
   average net assets                                           .66%

                                     FT 545
                 IBBOTSON(R) CENTERPIECE EQUITY STYLE PORTFOLIO

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               ---------------
                               P R O S P E C T U S
                               ---------------


                  SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York  11245

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 545
                  IBBOTSON(R) PINNACLE EQUITY STYLE PORTFOLIO
                                  862,766 UNITS



PROSPECTUS
Part One
Dated September 30, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 545, Ibbotson(R) Pinnacle Equity Style Portfolio (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies selected by applying the asset allocation knowledge of Ibbotson Associates and the stock selection expertise of First Trust Portfolios L.P. (formerly, Nike Securities L.P.). At August 1, 2002, each Unit represented a 1/862,766 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At August 1, 2002, the Public Offering Price per Unit was $8.067 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 545
                  IBBOTSON(R) PINNACLE EQUITY STYLE PORTFOLIO
            SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 1, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION

Number of Units                                                        862,766
Fractional Undivided Interest in the Trust per Unit                  1/862,766
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $6,746,863
   Aggregate Value of Securities per Unit                               $7.820
   Income and Principal cash (overdraft) in the Portfolio               $4,648
   Income and Principal cash (overdraft) per Unit                        $.005
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including Income and Principal Cash)                                $.242
   Public Offering Price per Unit                                       $8.067
Redemption Price and Sponsor Repurchase Price per Unit
   ($.242 less than the Public Offering Price per Unit)                 $7.825

Date Trust Established                                           June 26, 2001
Mandatory Termination Date                                       June 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0075 per Unit.
Deferred Sales Charge: $.060 per unit over the life of the Trust, maximum of ..70% of the Public Offering Price per Unit.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 Units. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 5,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 545,
Ibbotson(R) Pinnacle Equity Style Portfolio


We have audited the statement of assets and liabilities of FT 545, Ibbotson(R) Pinnacle Equity Style Portfolio (the "Trust"), including the schedule of investments, as of May 31, 2002, and the related statements of operations and of changes in net assets for the period from June 26, 2001 (Initial Date of Deposit) to May 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 545, Ibbotson(R) Pinnacle Equity Style Portfolio, at May 31, 2002, and the results of its operations and changes in its net assets for the period from June 26, 2001 (Initial Date of Deposit) to May 31, 2002, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
September 16, 2002

                                     FT 545
                  IBBOTSON(R) PINNACLE EQUITY STYLE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2002


ASSETS

Securities, at fair value (cost, $8,611,337)                       $8,540,908
Cash                                                                   73,175
Dividends receivable                                                   14,920
                                                                   ----------
TOTAL ASSETS                                                       $8,629,003
                                                                   ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                  $ 11,154
Liability for deferred sales charge                                       830
Liability for organization costs                                        4,598
                                                                   ----------
TOTAL LIABILITIES                                                      16,582
                                                                   ----------

Net assets, applicable to 920,315 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                             8,611,337
   Net unrealized appreciation (depreciation)                         (70,429)
   Distributable funds (deficit)                                       82,748
   Less deferred sales charge                                          (6,437)
   Less organization costs                                             (4,798)
                                                                   ----------
                                                                    8,612,421
                                                                   ----------

TOTAL LIABILITIES AND NET ASSETS                                   $8,629,003
                                                                   ==========

Net asset value per unit                                               $9.358
                                                                   ==========


See notes to financial statements.

                                     FT 545
                  IBBOTSON(R) PINNACLE EQUITY STYLE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2002


 Number                                                                Fair
of Shares       Name of Issuer of Equity Securities (1)                Value

                SMALL-GAP GROWTH COMPANIES:
                CAPITAL GOODS - 0.4%
                -------------
  1,398         C&D Technologies, Inc.                                 $30,351
                CONSUMER CYCLICALS - 1.2%
                ------------------
  1,106         Harman International Industries, Incorporated           61,162
    616(2)      International Game Technology                           38,500
                ENERGY - 0.9%
                ------
  1,613         Cal Dive International, Inc.                            38,873
    842         Stone Energy Corporation                                34,648
                FINANCIAL - 0.5%
                ---------
  3,127(7)      Sterling Bancshares, Inc.                               45,248
                HEALTHCARE - 1.2%
                ----------
    767         Medicis Pharmaceutical Corporation                      35,550
    739         ResMed Inc.                                             20,285
  1,434         Techne Corporation                                      45,042
                TECHNOLOGY - 1.1%
                ----------
    888         BARRA, Inc.                                             39,463
  1,984         CTS Corporation                                        31,546
    842         Mercury Computer Systems, Inc.                          23,045
                SMALL-CAP VALUE COMPANIES:
                BASIC MATERIALS - 0.6%
                ---------------
    767         Simpson Manufacturing Co., Inc.                         48,321
                CAPITAL GOODS - 0.4%
                -------------
  1,287         Electro Scientific Industries, Inc.                     33,925
                CONSUMER CYCLICALS - 1.9%
                ------------------
  2,578(7)      Monaco Coach Corporation                                65,481
  2,352         Nautica Enterprises, Inc.                               30,529
  2,357(5)      Toll Brothers, Inc.                                     69,532
                CONSUMER STAPLES - 0.6%
                ----------------
  1,106         The Scotts Company                                      51,816
                ENERGY - 0.3%
                ------
  2,314         Vintage Petroleum, Inc.                                 26,958
                FINANCIAL - 1.3%
                ---------
  2,021         Community First Bankshares, Inc.                        54,991
  1,691(9)      First BanCorp.                                          60,217

                                     FT 545
                  IBBOTSON(R) PINNACLE EQUITY STYLE PORTFOLIO

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2002


 Number                                                                Fair
of Shares       Name of Issuer of Equity Securities (1)                Value

                TECHNOLOGY - 1.3%
                ----------
  1,613         Bel Fuse Inc. (Class B)                                $43,228
  2,213(5)      CACI International Inc.                                 74,534
                UTILITIES - 0.5%
                ---------
  1,539         Energen Corporation                                     41,892
                MID-CAP GROWTH COMPANIES:
                CAPITAL GOODS - 0.8%
                -------------
  1,080(5)      L-3 Communications Holdings, Inc.                       68,148
                CONSUMER CYCLICALS - 1.0%
                ------------------
  1,034         Abercrombie & Fitch Co.                                 29,986
  1,175         CDW Computer Centers, Inc.                              61,276
                CONSUMER STAPLES - 0.6%
                ----------------
  2,124(5)      McCormick & Company, Incorporated                       55,776
                ENERGY - 0.6%
                ------
  1,434         BJ Services Company                                     53,804
                FINANCIAL - 0.6%
                ---------
    989         TCF Financial Corporation                               50,696
                HEALTHCARE - 1.1%
                ----------
    665         Barr Laboratories, Inc.                                 44,249
    888         Express Scripts, Inc.                                   46,931
                TECHNOLOGY - 2.7%
                ----------
  1,182(5)      Affiliated Computer Services, Inc.                      65,766
  2,242         Cadence Design Systems, Inc.                            43,181
  1,582         SunGard Data Systems, Inc.                              44,486
  2,213(5)      Symantec Corporation                                    76,061
                MID-CAP VALUE COMPANIES:
                BASIC MATERIALS - 0.4%
              ---------------
  1,434         Cabot Corporation                                       35,319
                CAPITAL GOODS - 0.6%
                -------------
  1,398         Precision Castparts Corp.                               49,084
                CONSUMER CYCLICALS - 1.4%
                ------------------
  1,250         Jones Apparel Group, Inc.                               49,825
  1,875         Outback Steakhouse, Inc.                                74,306
                CONSUMER STAPLES - 0.9%
                ----------------
  2,072(5)      Dean Foods Company
                   (formerly, Suiza Foods Corporation)                  75,628

                                     FT 545
                  IBBOTSON(R) PINNACLE EQUITY STYLE PORTFOLIO

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2002


 Number                                                                Fair
of Shares       Name of Issuer of Equity Securities (1)                Value

                ENERGY - 0.4%
                ------
    938(3)      Valero Energy Corporation                              $37,051
                FINANCIAL - 2.1%
                ---------
  1,034         AmeriCredit Corp.                                       36,293
  1,398         GreenPoint Financial Corp.                              71,522
  1,287         Radian Group Inc.                                       69,884
                HEALTHCARE - 0.7%
                ----------
  1,875         Mylan Laboratories Inc.                                 58,013
                TECHNOLOGY - 0.4%
                ----------
  3,235(4)      Sanmina-SCI Corporation                                 37,202
                UTILITIES - 0.3%
                ---------
  1,730         Aquila, Inc. (formerly, UtiliCorp United Inc.)          22,403
                LARGE-CAP GROWTH COMPANIES:
                CAPITAL GOODS - 0.9%
                -------------
  2,352         General Electric Company                                73,241
                CONSUMER CYCLICALS - 1.6%
                ------------------
  4,265         The Interpublic Group of Companies, Inc.               140,745
                CONSUMER STAPLES - 3.5%
                ----------------
  2,092         Kimberly-Clark Corporation                             135,813
  1,875         The Procter & Gamble Company                           167,906
                FINANCIAL - 1.4%
                ---------
  1,984         Capital One Financial Corporation                      123,881
                HEALTHCARE - 4.0%
                ----------
  2,314         Johnson & Johnson                                      141,964
  1,764         Merck & Co., Inc.                                      100,724
  2,828         Pfizer Inc.                                             97,849
                TECHNOLOGY - 2.6%
                ----------
  2,242         AOL Time Warner Inc.                                    41,925
  4,192         EMC Corporation                                         30,392
  1,730         Microsoft Corporation                                   88,074
  6,655         Tellabs, Inc.                                           64,287
                LARGE-CAP VALUE COMPANIES:
                BASIC MATERIALS - 1.6%
                ---------------
  3,897         Alcoa Inc.                                             136,317

                                     FT 545
                  IBBOTSON(R) PINNACLE EQUITY STYLE PORTFOLIO

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2002


 Number                                                                Fair
of Shares       Name of Issuer of Equity Securities (1)                Value

                CAPITAL GOODS - 0.7%
                -------------
  2,797(9)      Tyco International Ltd.                                $61,394
                COMMUNICATION SERVICES - 0.2%
                ----------------------
 10,656         WorldCom, Inc. - WorldCom Group                         17,689
                CONSUMER CYCLICALS - 1.2%
                ------------------
  5,915         Ford Motor Company                                     104,400
                CONSUMER STAPLES - 2.1%
                ----------------
  3,091         Philip Morris Companies Inc.                           176,960
                ENERGY - 1.6%
                ------
  1,582         ChevronTexaco Corporation
                   (formerly, Chevron Corporation)                     138,030
                FINANCIAL - 4.9%
                ---------
  1,730         Fannie Mae                                             138,417
  3,747         FleetBoston Financial Corporation                      132,044
  4,005         Washington Mutual, Inc.                                155,674
                HEALTHCARE - 2.5%
                ----------
  2,385         UnitedHealth Group Incorporated                        216,558
                TECHNOLOGY - 1.5%
                ----------
  5,003         Agilent Technologies, Inc.                             131,929
                UTILITIES - 1.4%
                ---------
  3,747         Duke Energy Corporation                                119,941
                INTERNATIONAL COMPANIES:
                FINLAND - 1.6%
                -------
  9,961         Nokia Oy (ADR)                                         138,259
                GERMANY - 3.2%
                -------
  5,988         BASF AG (ADR)                                          276,646
                JAPAN - 2.5%
                -----
  9,997(6)      Honda Motor Co., Ltd. (ADR)                            217,135
                SPAIN - 2.2%
                -----
  5,987(8)      Telefonica S.A. (ADR)                                  187,992
                  SWITZERLAND - 6.1%
                  -----------
  4,152         Nestle SA (ADR)                                        252,068
  6,324         Novartis AG (ADR)                                      270,794

                                     FT 545
                  IBBOTSON(R) PINNACLE EQUITY STYLE PORTFOLIO

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2002


 Number                                                                Fair
of Shares       Name of Issuer of Equity Securities (1)                Value

                THE NETHERLANDS - 3.9%
                ---------------
  6,764(5)      ING Groep N.V. (ADR)                                  $179,111
  7,166         Koninklijke Ahold N.V. (ADR)                           153,281
                UNITED KINGDOM - 9.8%
                --------------
  6,764(6)      Barclays Plc (ADR)                                     241,137
  4,192         BP Plc (ADR)                                           214,085
  7,868         Cadbury Schweppes Plc (ADR)                            231,713
 10,442         Vodafone Group Plc (ADR)                               155,899
                REIT COMPANIES:
                APARTMENTS - 2.7%
                ----------
  1,582         Avalonbay Communities, Inc.                             74,924
  2,059         Camden Property Trust                                   79,066
  2,654(5)      Equity Residential Properties Trust                     76,807
                HEALTHCARE - 1.0%
                ----------
  2,901         Healthcare Realty Trust, Inc.                           87,320
                INDUSTRIAL - 1.1%
                ----------
  3,600         Bedford Property Investors, Inc.                        95,976
                LODGING - 0.8%
                -------
  5,988         Host Marriott Corporation                               68,742
                OFFICE - 0.8%
                ------
  2,385         Equity Office Properties Trust                          71,884
                OFFICE/INDUSTRIAL - 3.0%
                -----------------
  3,927         Glenborough Realty Trust Incorporated                   88,358
  2,540         Liberty Property Trust                                  87,630
  3,270         Reckson Associates Realty Corporation                   82,241
                REGIONAL MALLS - 1.1%
                --------------
  2,461         CBL & Associates Properties, Inc.                       93,026
                SHOPPING CENTERS - 0.9%
                ----------------
  2,465(7)      Kimco Realty Corporation                                78,633
                                                                    ----------

                Total investments (cost, $8,611,337) - 99.2%        $8,540,908
                                                                    ==========

                                     FT 545
                  IBBOTSON(R) PINNACLE EQUITY STYLE PORTFOLIO

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2002


(1)   Percentages are calculated based on net assets.

(2) In December 2001, Anchor Gaming ("Anchor"), one of the Trust's original holdings, was acquired by International Game Technology ("International Game"). Each shareholder of Anchor received one share of International Game for each share of Anchor held.

(3) In January 2002, Ultramar Diamond Shamrock Corporation ("Ultramar"), one of the Trust's original holdings, was acquired by Valero Energy Corporation ("Valero"). Each shareholder of Ultramar received .9265 shares of Valero and $16.32, for each share of Ultramar held.

(4) In December 2001, SCI Systems, Inc. ("SCI"), one of the Trust's original holdings, was acquired by Sanmina Corp. ("Sanmina"). Each shareholder of SCI received 1.36 shares of Sanmina for each share of SCI held. Concurrently, Sanmina changed its name to Sanmina - SCI Corp.

(5)   The number of shares reflects the effect of a two for one stock split.

(6)   The number of shares reflects the effect of a four for one stock split.

(7)   The number of shares reflects the effect of a three for two stock split.

(8)   The number of shares reflects the effect of two 2% stock dividends.

(9) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 545
                  IBBOTSON(R) PINNACLE EQUITY STYLE PORTFOLIO

                             STATEMENT OF OPERATIONS


                                                                  Period from
                                                                 June 26, 2001
                                                               (Initial Date of
                                                                  Deposit) to
                                                                  May 31, 2002

Dividend income (net of foreign taxes withheld
   of $6,172)                                                         $68,599

Expenses:
   Trustee and other service fees                                      (8,944)
   Evaluator's fees                                                      (931)
   Supervisory fees                                                    (1,142)
   Administrative fees                                                   (463)
   Creation and development fees                                      (11,504)
   Other expenses                                                      (2,885)
                                                                     --------
   Total expenses                                                     (25,869)
                                                                     --------
     Investment income (loss) - net                                    42,730

Net gain (loss) on investments:
   Net realized gain (loss)                                             7,750
   Change in net unrealized appreciation
     (depreciation)                                                   (70,429)
                                                                     --------
                                                                      (62,679)
                                                                     --------

Net increase (decrease) in net assets
   resulting from operations                                         $(19,949)
                                                                     ========


See notes to financial statements.

                                     FT 545
                  IBBOTSON(R) PINNACLE EQUITY STYLE PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    Period from
                                                                   June 26, 2001
                                                                (Initial Date of
                                                                   Deposit) to
                                                                   May 31, 2002
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                                     $42,730
   Net realized gain (loss) on investments                              7,750
   Change in net unrealized appreciation
     (depreciation) on investments                                    (70,429)
                                                                   ----------
   Net increase (decrease) in net assets
     resulting from operations                                        (19,949)
                                                                   ----------

Units issued                                                        8,436,786
   Deferred sales charge                                               (6,437)
   Organization costs                                                  (4,473)
                                                                   ----------
   Total                                                            8,425,876
                                                                   ----------

Unit redemptions                                                            -

Distributions to unit holders:
   Investment income - net                                            (19,064)
   Principal from investment transactions                             (16,540)
                                                                   ----------
   Total distributions                                                (35,604)
                                                                   ----------
Total increase (decrease) in net assets                             8,370,323

Net assets:
   Beginning of the period                                            242,098
                                                                   ----------
   End of the period                                               $8,612,421
                                                                   ==========
Distributable funds (deficit) at end of the period                    $82,748
                                                                   ==========
Trust units:
   Beginning of the period                                             24,992
   Issued                                                             895,323
   Redemptions                                                              -
                                                                   ----------
   End of the period                                                  920,315
                                                                   ==========


See notes to financial statements.

                                     FT 545
                  IBBOTSON(R) PINNACLE EQUITY STYLE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 545, Ibbotson(R) Pinnacle Equity Style Portfolio (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies selected by applying the asset allocation knowledge of Ibbotson Associates and the stock selection expertise of First Trust Portfolios L.P. (formerly, Nike Securities L.P.).


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of a unit holder's initial investment.

The Trust pays a license fee quarterly to Ibbotson Associates for the use of certain trademarks and trade names. This fee is included in other expenses.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $4,798, of which, $200 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2002 follows:


               Unrealized depreciation                           $(640,754)
               Unrealized appreciation                             570,325
                                                                 ---------
                                                                  $(70,429)
                                                                 =========


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, plus a deferred sales charge of $.060 per unit over the life of the Trust, which is to be paid to the Sponsor on the 20th of each month, beginning July 20, 2001, and continuing through the life of the Trust.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 units. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                            Period from
                                                           June 26, 2001
                                                         (Initial Date of
                                                            Deposit) to
                                                            May 31, 2002


Dividend income                                                $.179
Expenses                                                       (.068)
                                                              ------
     Investment income (loss) - net                             .111

Distributions to unit holders:
   Investment income - net                                     (.053)
   Principal from investment transactions                      (.020)

Net gain (loss) on investments                                 (.367)
                                                              ------
     Total increase (decrease) in net assets                   (.329)

Net assets:
   Beginning of the period                                     9.687
                                                              ------

   End of the period                                          $9.358
                                                              ======

Total return                                                  (2.64)%
Ratio of total expenses to average net assets                   .71%
Ratio of net investment income (loss) to
   average net assets                                          1.17%

                                     FT 545
                  IBBOTSON(R) PINNACLE EQUITY STYLE PORTFOLIO

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               ---------------
                               P R O S P E C T U S
                               ---------------


                  SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York  11245

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated August 30, 2002                                            AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              FIRST TRUST (R)

                             1-800-621-9533

                              Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    5
The Sponsor's Profits                                    6
The Secondary Market                                     6
How We Purchase Units                                    6
Expenses and Charges                                     6
Tax Status                                               7
Retirement Plans                                        11
Rights of Unit Holders                                  11
Income and Capital Distributions                        11
Redeeming Your Units                                    13
Removing Securities from a Trust                        14
Amending or Terminating the Indenture                   14
Information on the Sponsor, Trustee and Evaluator       15
Other Information                                       16

                      The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (formerly known as Nike Securities L.P.) (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two
Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P. (formerly known as Nike Securities L.P.), as Sponsor, JP Morgan Chase Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $1.5 billion. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Preferred Stocks. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

Investors purchasing Units through registered broker/ dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will generally not be assessed the transactional sales charge described in this section on the purchase of Units. However, investors purchasing Units of Trusts with an Initial Date of Deposit, as set forth in Part One of the prospectus, of July 1, 2000 or earlier will purchase Fee Accounts Units at the Public Offering Price less the applicable dealer concession. Trusts with an Initial Date of Deposit, as set forth in Part One of the prospectus, on or after August 7, 2001 are not eligible for Fee Accounts purchases. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. We reserve the right to limit or deny purchases of Units not subject to a sales charge by investors whose frequent trading activity we determine to be detrimental to a Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts according to capitalization and/or investment style.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, will be compensated for providing bookkeeping and other administrative services to the Trusts and, as Sponsor, we will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also chargeable to such Trusts. In addition, First Trust Advisors L.P. acts as both Portfolio Supervisor and Evaluator to certain Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing services to all unit investment trusts be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

GRANTOR TRUSTS

The following discussion applies to each Trust except a REIT Series.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from a Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of accruals of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code, however, treats certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the portion of the capital gains dividend, if any, that may be treated as long term gain from property held more than five years eligible for the 18% (or 8%) tax rate, or that may be subject to the 25% tax rate, will be made based on regulations prescribed by the United States Treasury.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to be received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some of the Debt Obligations may give the issuers a right to defer payments on the Debt Obligations. Such Debt Obligations are subject to special treatment under the original issue discount rules. Among other things, this treatment may result in you being required to recognize income for federal income tax purposes in a particular year with respect to a Debt Obligation even though the actual cash payments on the Debt Obligation have been deferred to a later year.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units includes accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive whole Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

REGULATED INVESTMENT COMPANY.

The following discussion applies only to a REIT Series.

Trust Status.

Each Trust qualifies as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. If a Trust does in fact qualify as a regulated investment company and distributes its income as required by tax law, such Trust generally will not be subject to federal income taxes or excise taxes on income earned from the Securities. You, however, will be subject to federal income taxes on dividends you receive from such Trust.

Ordinary Income Distributions.

Distributions of a Trust's income, unless designated as capital gain dividends, will generally be taxable to you as ordinary income. To the extent distributions in any year exceed a Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce your basis and be treated as a gain from the sale of Units to the extent they exceed your basis. Distributions from a Trust are not eligible for the 70% dividends received deduction for corporations. Under certain circumstances, distributions made to you in January must be treated for federal income tax purposes as having been received by you on December 31 of the previous year.

Capital Gains Dividends, Your Tax Basis and Income or Loss upon
Disposition.

Distributions of net capital gain from a Trust which are designated by such Trust as capital gain dividends will generally be taxable to you as long-term capital gain, regardless of how long you have owned your Units. However, if you receive a capital gain dividend and sell your Units prior to holding them for six months, the loss will be recharacterized as long-term capital loss to the extent of the long-term capital gain received as a dividend.

In addition, a Trust may designate some capital gain dividends as "unrecaptured Section 1250 gain distributions," in which case the dividend would be subject to a maximum tax rate of 25% (rather than 20%). You will generally recognize capital gain or loss when you dispose of your Units (by sale, redemption or otherwise). To determine the amount of this gain or loss, you must subtract your tax basis in your Units from what you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

If you are an individual, the maximum marginal federal tax rate for net capital gain (except for unrecaptured Section 1250 gains, as discussed above) is generally 20% (10% for certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property held for more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine the holding period of your Units. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income.

In-Kind Distributions

Under certain circumstances, you may request a distribution of Securities (an "In-Kind Distribution") when you redeem your Units or at each Trust's termination. If you request an In-Kind Distribution you will be responsible for any expenses related to this distribution. This transaction, however, is subject to taxation and you will recognize gain or loss, generally based on the value at that time, of the Securities received.

Limitations on the Deductibility of Trust Expenses.

Certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation do not include expenses incurred by a Trust so long as the Units are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units are held by fewer than 500 persons, additional taxable income may be realized by the individual (and other noncorporate) Unit holders in excess of the distributions received from a Trust.

Foreign Investors.

If you are a foreign investor, subject to applicable tax treaties, distributions from a Trust which constitute dividends for U.S. federal income tax purposes (other than dividends designated by such Trust as capital gain dividends) will be subject to U.S. income taxes, including withholding taxes. Distributions designated as capital gain dividends should not be subject to U.S. federal income taxes, including withholding taxes, provided certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES. See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to registered account holders which will specify how certificates, if any, should be tendered to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory

Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, First Trust Portfolios L.P. (formerly known as Nike Securities L.P.), specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $40 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2001, the total partners' capital of First Trust Portfolios L.P. was $17,560,001 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is JP Morgan Chase Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 Chase MetroTech Center, 3rd Floor, Brooklyn, New York 11245. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

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Page 19


                             First Trust(R)


                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          JP Morgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                             August 30, 2002

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 20



          Ibbotson(R) Cornerstone Equity Style Portfolio Series
          Ibbotson(R) Centerpiece Equity Style Portfolio Series
           Ibbotson(R) Pinnacle Equity Style Portfolio Series

                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated September 30, 2002                                 PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks ("Securities") of companies selected by applying the asset allocation knowledge of Ibbotson Associates and the stock selection expertise of First Trust Portfolios L.P. (formerly known as Nike Securities L.P.) The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in a diversified portfolio of common stocks of companies selected by applying the asset allocation knowledge of Ibbotson Associates ("Ibbotson") and the stock selection expertise of First Trust Portfolios L.P. Rather than using multiple investments to achieve diversification, the Trusts have been designed so that investors can fulfill the equity portion of their investment plans with a single investment.

The Trusts employ a "buy and hold" philosophy of investing. They invest in a fixed portfolio of stocks and hold them for a period of approximately three years. We believe that selecting stocks for a fixed portfolio requires experience and discipline. In selecting the Securities for the Trusts, the team of analysts at First Trust Portfolios L.P. employed the same fundamental, bottom up approach that they have applied in choosing stocks for hundreds of other equity trusts. The Trusts represent an opportunity for investors to own the very best equity ideas from the First Trust Portfolios L.P. research team that Ibbotson has tailored to fill specific investment needs.

What is Asset Allocation? Asset allocation is the process of developing a diversified investment portfolio by combining different assets in varying proportions. In the opinion of Ibbotson, it is the number one factor in determining both the return and risk of an investment portfolio. Asset allocation is responsible for approximately 91.5% of total performance, with other factors, such as market timing and security selection, having the remaining impact. [Source: Brinson, Gary
P. et al. "Determinants of Portfolio Performance," Financial Analysts Journal, July/August 1986. Updated in Financial Analysts Journal, May/June 1991.]

Why Does Asset Allocation Work? Simply stated-diversification. Diversifying your portfolio makes you less dependent on the performance of any single asset. Effective diversification requires combining assets that behave differently when held during changing economic or market conditions. Moreover, investing assets that have low correlation may insulate your portfolio from major downswings and potentially increase returns. For example, according to Ibbotson, since the 1930s the top performing asset class in each decade has varied, with no single asset class consistently outperforming the others.

Each of the Trusts is designed for the entire equity portion of your overall investment portfolio. The Ibbotson(R) Cornerstone Equity Style Portfolio invests primarily in U.S. equities of all sizes and styles. The Trust, which invests in growth and value stocks of small-, mid-, and large-cap issuers, is weighted more heavily towards large-cap stocks. The Ibbotson(R) Centerpiece Equity Style Portfolio invests in the same stocks as the Ibbotson(R) Cornerstone Equity Style Portfolio, but also invests approximately 30% of its portfolio in international equities of all sizes and styles. The Ibbotson(R) Pinnacle Equity Style Portfolio invests in the same stocks as the Ibbotson(R) Centerpiece Equity Style Portfolio, but also invests approximately 10% of its portfolio in REITs.

Used with permission. (c) 2000 Ibbotson Associates, Inc. All rights reserved.

The style and capitalization characteristics used to describe each Trust are designed to help you better understand how a Trust fits into your overall investment plan. These characteristics are determined as of the Initial Date of Deposit and due to changes in the value of the Securities, may vary thereafter. In general, growth portfolios include stocks with high relative price-to-book ratios while value portfolios include stocks with low relative price-to-book ratios. All of the stocks in a Trust on the Initial Date of Deposit must fall into either the growth or value category to receive the designation. Market capitalization designations used for the Trusts are as follows: Small-Cap-less than $1.5 billion; Mid-Cap-$1.5 billion to $8 billion; Large-Cap-over $8 billion.

You should be aware that predictions stated herein may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the selected industry, sector or investment style as a whole and the performance of each Trust is expected to differ from that of its comparative industry, sector or investment style.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Investment Style. Although the Securities contained in each Trust meet the stated style, capitalization, and investment objective of such Trusts on the Initial Date of Deposit, market fluctuations after this date may change a particular Security's classification. Securities will not generally be removed from a Trust as a result of market fluctuations.

                      Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
If you invest                       initial sales charge
(in thousands):*                    will be:
_________________                   ________________
$50 but less than $100              2.75%
$100 but less than $250             2.50%
$250 but less than $500             2.15%
$500 but less than $1 million       2.00%
$1 million or more                  1.25%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. We will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

As Sponsor, we will receive a fee for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than 1.05% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. Notwithstanding anything to the contrary in Part Two of this prospectus, the Distribution Reinvestment Option is not available for the Trusts.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                     Information on
                   Ibbotson Associates

Ibbotson Associates is a leading authority on asset allocation, providing products and consulting services to help investment professionals make the best asset allocation decisions for their clients. The Chicago-based firm was founded in 1977 by Roger G.
Ibbotson, Ph.D., who maintains his role as Chairman while serving as a full-time professor of Finance at the Yale School of Management.

Ibbotson Associates bridges the gap between modern academic theory and real-world investment practice, while filling a growing need in the finance and investment industry for an independent, single-source provider of investment knowledge, expertise and technology.

Page 3


                             First Trust(R)

          Ibbotson(R) Cornerstone Equity Style Portfolio Series
          Ibbotson(R) Centerpiece Equity Style Portfolio Series
           Ibbotson(R) Pinnacle Equity Style Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 4


                             First Trust(R)

          Ibbotson(R) Cornerstone Equity Style Portfolio Series
          Ibbotson(R) Centerpiece Equity Style Portfolio Series
           Ibbotson(R) Pinnacle Equity Style Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 30, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Small-Cap Companies                                         1
   Dividends                                                   1
   Real Estate Investment Trusts ("REITs")                     2
   Foreign Issuers                                             2
Litigation
   Microsoft Corporation                                       4
   Tobacco Industry                                            4

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Small-Cap Companies. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts which contain these Securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Real Estate Investment Trusts ("REITs"). An investment in Units of the Ibbotson(R) Pinnacle Equity Style Portfolio should be made with an understanding of risks inherent in an investment in REITs specifically and real estate generally (in addition to securities market risks). Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. Equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which the Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in the Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and the Trust's ability to make distributions to Unit holders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in the Trust. The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in the Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in the Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in the Ibbotson(R) Pinnacle Equity Style Portfolio.

Foreign Issuers. Since certain of the Securities included in certain Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The federal appeals court overturned a June 7, 2000 ruling which called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The appeals court has sent the case back to the lower court to determine penalties. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Tobacco Industry. Certain of the issuers of Securities in certain Trusts may be involved in the manufacture, distribution and sale of tobacco products. Pending litigation proceedings against such issuers in the United States and abroad cover a wide range of matters including product liability and consumer protection. Damages claimed in such litigation alleging personal injury (both individual and class actions), and in health cost recovery cases brought by governments, labor unions and similar entities seeking reimbursement for health care expenditures, aggregate many billions of dollars.

In November 1998, certain companies in the U.S. tobacco industry entered into a negotiated settlement with several states which would result in the resolution of significant litigation and regulatory issues affecting the tobacco industry generally. The proposed settlement, while extremely costly to the tobacco industry, would significantly reduce uncertainties facing the industry and increase stability in business and capital markets. Future litigation and/or legislation could adversely affect the value, operating revenues and financial position of tobacco companies. The Sponsor is unable to predict the outcome of litigation pending against tobacco companies or how the current uncertainty concerning regulatory and legislative measures will ultimately be resolved. These and other possible developments may have a significant impact upon both the price of such Securities and the value of Units of the Trusts.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 545 IBBOTSON CORNERSTONE EQUITY STYLE PORTFOLIO, IBBOTSON CENTERPIECE EQUITY STYLE PORTFOLIO, AND IBBOTSON PINNACLE EQUITY STYLE PORTFOLIO, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on September 30, 2002.

                              FT 545
                              IBBOTSON CORNERSTONE EQUITY STYLE
                                PORTFOLIO
                                IBBOTSON CENTERPIECE EQUITY
                                STYLE PORTFOLIO
                                IBBOTSON PINNACLE EQUITY STYLE
                                PORTFOLIO
                                    (Registrant)
                              By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                              By  Robert M. Porcellino
                                  Senior Vice President


                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                  TITLE*                 DATE

David J. Allen              Director           )
                            of The Charger     )
                            Corporation, the   )  September 30, 2002
                            General Partner of )
                            First Trust        )
                            Portfolios, L.P.   )
                                               )
Judith M. Van Kampen        Director           )
                            of The Charger     )  Robert M. Porcellino
                            Corporation, the   )  Attorney-in-Fact**
                            General Partner of )
                            First Trust        )
                            Portfolios, L.P.   )

Karla M. Van Kampen-Pierre  Director           )
                            of The Charger     )
                            Corporation, the   )
                            General Partner of )
                            First Trust        )
                            Portfolios, L.P.   )

David G. Wisen              Director           )
                            of The Charger     )
                            Corporation, the   )
                            General Partner of )
                            First Trust        )
                            Portfolios, L.P.   )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


                               S-3

                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated September 16, 2002 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
September 26, 2002